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     As filed with the Securities and Exchange Commission on March 18, 1999

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 70

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 72

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

   [ ]   immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
   [ ]   on _________________  pursuant  to Rule 485,  paragraph  (b)
   [ ]   60 days after filing  pursuant  to Rule 485,  paragraph  (a)(1)
   [ ]   on  _________________ pursuant to Rule 485, paragraph (a)(1)
   [X]   75 days after filing pursuant to Rule 485, paragraph (a)(2)
   [ ]   on  _________________  pursuant to Rule 485, paragraph (a)(2)
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of SecuritieS Being Registered: BIA Small Cap Growth Fund and BIA Growth Equity Fund.

LOGO







                                   PROSPECTUS


                                  JUNE __, 1999


                            BIA SMALL-CAP GROWTH FUND
                             BIA GROWTH EQUITY FUND



            The Funds seeks high total return by investing primarily
                              in equity securities.
              You may purchase Fund shares without a sales charge.









 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED EITHER
         FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY.........................................

         FEE TABLES..................................................

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.................

         MANAGEMENT..................................................

         YOUR ACCOUNT................................................

                  How to Contact the Funds
                  General Information
                  Buying Shares
                  Selling Shares
                  Exchange Privileges
                  Retirement Accounts

         OTHER INFORMATION...........................................

RISK/RETURN SUMMARY

THE INVESTMENT GOAL OF EACH FUND - High total return

BIA SMALL-CAP GROWTH FUND
         [Margin callout: CONCEPTS TO UNDERSTAND
          MARKET CAPITALIZATION of a company is the value of the company's common stock in the stock market.]

PRINCIPAL INVESTMENT STRATEGY The Fund invests primarily in the equity securities of small domestic companies that are attractively priced compared to their growth potential. Small companies are those companies whose MARKET CAPITALIZATION is between $25 million and $1 billion at the time of investment.

BIA GROWTH EQUITY FUND
         [Margin callout: CONCEPTS TO UNDERSTAND
         GROWTH COMPANIES are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices.

PRINCIPAL   INVESTMENT  STRATEGY  The  Fund  invests  primarily  in  the  equity securities of domestic growth companies and relatively mature companies that are attractively priced compared to their growth potential.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

You could lose money on your investment in a Fund, or the Fund could underperform other investments, if any of the following occur:

     o   The stock market goes down
     o   The stock market undervalues the stocks in the Funds' portfolios
     o Brown Investment Advisory & Trust Company's (the Adviser's) or portfolio manager's judgment as to the growth potential of a stock proves to be wrong

An investment in BIA Small-Cap Growth Fund may involve additional risk as the stock of smaller companies is typically more volatile than the stock of large companies.

WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term returns

The Funds may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

FEE TABLES

The following tables describe the various gross fees and expenses that you will bear if you invest in a Fund.

Shareholder transaction expenses are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser and shareholder services, are paid out of a Fund's assets and are factored into a Fund's share price rather than charged directly to shareholder accounts.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                Maximum Sales Charge (Load) Imposed on Purchases                       None
                Maximum Sales Charge (Load) Imposed on Reinvested                      None
           Distributions
                Maximum Deferred Sales Charge (Load)                                   None
                Redemption Fee                                                         None
                Exchange Fee                                                           None
           Maximum Account Fee                                                         $0(1)

         (1) IRA accounts pay an annual $25 maintenance fee.

           ANNUAL FUND  OPERATING  EXPENSES(1)  (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)
           BIA SMALL-CAP GROWTH FUND
                Advisory fees                                                          0.85%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      0.40%
                Total annual fund operating expenses                                   1.25%
           BIA GROWTH EQUITY FUND
                Advisory fees                                                          0.70%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      0.60%
                Total annual fund operating expenses                                   1.30%

         (1) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses to the extent that total annual fund expenses exceed 1.25% or 1.00% of the net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.
         (2) Based on estimate amounts for the current fiscal year ending May 31, 2000.

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same, and distributions are reivested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ------------------------ -----------------------
                                BIA SMALL-CAP             BIA GROWTH
                                 GROWTH FUND             EQUITY FUND
   ----------------------- ------------------------ -----------------------
   ----------------------- ------------------------ -----------------------
   After 1 year                     $127                     $132
   ----------------------- ------------------------ -----------------------
   ----------------------- ------------------------ -----------------------
   After 3 years                    $397                     $412
   ----------------------- ------------------------ -----------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

BIA SMALL-CAP GROWTH FUND seeks to achieve high total return by primarily investing in equity securities.

BIA GROWTH EQUITY FUND seeks to achieve high total return by primarily investing in equity securities.

INVESTMENT STRATEGIES
         [Margin callout: CONCEPT TO UNDERSTAND
         FUNDAMENTAL ANALYSIS is the analysis of a company's financial condition to forecast the future value of its stock price. This analysis includes as review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.]

The Adviser relies on selecting individual stocks, and does not try to predict when the stock market might rise or fall. The Adviser uses in-house research and information obtained from other Wall Street investment firms to conduct analyses of prospective Fund investments. As part of this analysis, the Adviser may visit prospective companies, their suppliers and customers.

THE ADVISER'S PROCESSES

BIA SMALL-CAP GROWTH FUND
The Adviser starts by identifying a universe of small companiesFrom these companies, the Adviser selects those with a minimum annual growth rate of 20% and a MARKET CAPITALIZATION of $25 million to $1 billion. The Adviser then performs a FUNDAMENTAL ANALYSIS of these companies. The Adviser uses this data to identify companies that have:

     o    Large business opportunities relative to their size
     o    Proprietary products, services, or distribution systems
     o Management plans that are easy to understand and to monitor o Undervalued stock prices compared to growth potential

The Fund plans to invest in these companies early in their life cycle and to hold the investments for the long-term if they continue to satisfy the Fund's investment criteria.

BIA GROWTH EQUITY FUND
         [Margin callout:  CONCEPTS TO UNDERSTAND
         PRICE/EARNINGS RATIO is the price of a stock divided by the company's earnings per share.
         PRICE/SALES RATIO is the amount an investor is willing to pay for a dollar generated from a company's operations.
         DIVIDEND YIELD IS the percentage rate of return paid on common or preferred stock in dividends.]

The Adviser starts by identifying a universe of superior companies. Superior companies are companies that have significant market opportunities or proprietary products, control of a particular market, and sound business plans. From these companies, the Adviser uses in-house research and research from other Wall Street investment firms to identify growth and mature companies that are leaders in or could be leaders in their markets based on the following criteria:

     o    Defined growth factors (product cycle, product or geographic mix)
     o    Financial capability to fund growth

     o    Changes in regulation, management, business cycle & business mix
     o    Industry consolidation

The Adviser then uses a range of investment techniques including PRICE/EARNINGS RATIOS, PRICE/SALES RATIOS, and DIVIDEND YIELDS to measure the potential downside risk of investment candidates and to isolate those companies whose stocks are fairly valued.

The Adviser sets a price target for each investment. That is, the Adviser sets a price at which a stock may be sold even though there has been no fundamental change in the investment. The Adviser constantly monitors the companies in the Funds' portfolios to determine if there have been any fundamental changes in the company that prompted the initial purchase of its stock. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced stock is found or if funds are needed for other purposes
     o    It is oversized compared to other holdings

INVESTMENT RISKS

GENERALLY The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in each Fund is not by itself a complete or balanced investment program. Nevertheless, investing in equity securities with different capitalizations may be important for an investor seeking a diversified portfolio, particularly for a long-term investor able to tolerate short-term fluctuations in a Fund's net asset value.

Because the Funds stocks that are attractively priced compared to growth potential, there is a risk that the market will not recognize a security's intrinsic value for an unexpectedly long time. There is also the risk that a Fund's investments are actually priced appropriately due to intractable or fundamental problems. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

SPECIFIC SMALL COMPANY RISKS Because investing in small companies can have more risk than investing in larger, more established companies, an investment in BIA Small-Cap Growth Fund may have the following additional risks:

     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks
     o Analysts and other investors typically follow these companies less actively
     o    Information about these companies is not always readily available
     o Large portions of the securities are traded in the over-the-counter markets or on a regional securities exchange making them thinly traded and more volatile

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. As a result, the net asset value of the shares of BIA Small-Cap Growth Fund may exhibit a higher degree of volatility than the market.

YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' Adviser is addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

INVESTMENT POLICIES

Under normal conditions, BIA Small-Cap Growth Fund will primarily invest in the equity securities of small companies while BIA Growth Equity Fund will primarily invest in the equity securities of large companies. Equity securities may include common and preferred stock, convertible securities and warrants. Common stock represents an equity or ownership interest in a company. Although this interest often gives the owner the right to vote on measures affecting the company's organization and operations, the Funds do not intend to exercise control over the management of companies in which each invests. Common stocks have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term.

         [Margin callout:  CONCEPTS TO UNDERSTAND
         PREFERRED STOCK is stock that has a preference over common stock to the company's dividends (and thus greater potential for income) and whose value generally fluctuates less than common stock. CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock. WARRANT is an option to purchase an equity security at a specified price at any time during the warrant's life.]

In order to respond to adverse market, economic, political or other conditions, a Fund may assume a temporary defensive position and invest in prime commercial paper and other money market instruments. The result of this action may be that a Fund will be unable to achieve its investment objectives.

MANAGEMENT

The Funds are two series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Brown Investment Advisory & Trust Company, Furness House, 19 South Street, Baltimore, Maryland 21202, serves as investment adviser to each Fund. The Adviser is currently a privately owned company. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex. Brown Capital Advisory & Trust Company.

The Adviser and its predecessors have provided investment advisory and management services to clients for over five years. As of the date of this Prospectus, the Adviser has over $___ billion of assets under management. Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. For its services, the Adviser receives an advisory fee at an annual rate of 0.85% and 0.70% of the average daily net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectfully.

PORTFOLIO MANAGERS

Frederick L. Meserve, Jr. is responsible for the day-to-day management of the BIA Small-Cap Growth Fund while Geoffrey R.B. Carey, CFA and Jane W. Korhonen, CFA are responsible for the day-to day management of the BIA Growth Equity Fund. Each portfolio manager's business experience is as follows:

FREDERICK L. MESERVE, JR. Senior Portfolio Manager and head of the Emerging Growth Group of the Adviser since 1994. Prior thereto, Mr. Meserve was Managing Director of Alex. Brown & Sons Incorporated. Mr. Meserve has published a number of investment strategy reports on growth stocks. Mr. Meserve received a BS&E degree from Princeton University in 1960 and an MBA from Columbia Business School in 1962.

GEOFFREY R.B. CAREY, CFA Senior Portfolio Manager of the Adviser since 1996. Mr. Carey coordinates portfolio management activities for institutional and high net worth clients and co-manages BIA Growth Equity Fund. Prior to his association with the Adviser, Mr. Carey was a Principal of Alex. Brown & Sons Incorporated. Prior thereto, Mr. Carey was employed as a Portfolio Manager for J.P. Morgan Investment Management in Geneva, Switzerland. Mr. Carey received a BA degree from Washington & Lee University in 1984 and received an MBA from the University of North Carolina in 1989.

JANE W. KORHONEN, CFA Senior Research Analyst of the Adviser since 1994. Ms. Korhonen covers U.S. large-cap technology and health care sectors and co-manages BIA Growth Equity Fund. Prior to her association with the Adviser, Ms. Korhonen was a principal of Alex. Brown & Sons Incorporated. Prior thereto, Ms. Korhonen was an Equity Group Manager for Howard Hughes Medical Institute. Ms. Korhonen received a BA degree from Denison University in 1979 and an MBA from Northwestern's J.L. Kellogg Graduate School of Management in 1984.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to the Funds. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Trust in connection with the offering the Funds' shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Shareholder Services, LLC (Transfer Agent) is the Funds' transfer agent.

FUND EXPENSES

The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the various series of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive its fees and assume certain expenses of each Fund in order to limit the Funds' expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.25% and 1.00% or less of the average daily net assets of BIA Small-Cap Growth Fund and BIA Growth Equity Fund, respectively.

YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Two Portland Square
         Portland, Maine 04101

Telephone us at:
         (800) ______-_______ (toll free)
         (207) ______-_______

Wire investments (or ACH payments) to us at:
         BankBoston Boston, MA ABA #011000390 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 541-54171
                  Re: (Name of Your Fund)
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION

You pay no sales charge to purchase or sell (or redeem) shares of a Fund. You may purchase or sell Fund shares at the next share price (net asset value or NAV) calculated after a transaction is received in proper form by the Transfer Agent. For instance, if the Transfer Agent receives your purchase request in proper form after 4 p.m., your transaction will be priced at the next day's NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Funds reserve the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. These days are normally, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The time at which NAV is calculated may be changed in case of an emergency. A Fund's NAV is determined by dividing the value of the Fund's assets by the number of shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then a Fund values securities at estimated fair value.

TRANSACTIONS  THROUGH THIRD PARTIES If you invest through your adviser, a broker
or  other  financial  institution,   the  policies  and  fees  charged  by  that
institution may be different than those of the Funds.

Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                               $5,000                     $100
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     $100
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           With Automatic Investment Plans                 $2,000                     $100
           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole       required to sign exactly as their names appear on
proprietorship accounts. Joint accounts                        the account
can have two or  more owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o Depending on state laws,  you can set up a
These  custodial  accounts  provide a way to give money        custodial account  under the  Uniform  Gift to Minors
to a child and obtain tax  benefits.  An individual  can       Act or the Uniform  Transfers to Minors Act
give up  to $10,000 a year per child without paying          o The trustee must sign  instructions in a manner
Federal gift  tax.                                             indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o For corporations, provide a corporate
                                                               resolution signed by an authorized person with a
                                                               signature guarantee
                                                             o For partnerships, provide a certification for
                                                               a partnership agreement, or the pages from the
                                                               partnership agreement that identify the general
                                                               partners
------------------------------------------------------------ ---------------------------------------------------------



                                       11

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o The trust must be established before an
                                                               account can be opened
                                                             o Provide a certification for trust, or the
                                                               pages from the trust document that identify the
                                                               trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application        o     Fill out an investment slip from a
o         Complete the application                                 confirmation or statement or write us a letter
o         Mail us your application and a check               o     Write your account number on your check.
                                                             o     Mail us the slip (or your letter) and the check
BY WIRE
o         Call or write us for an account application        BY WIRE
o         Complete the application                           o     Call to notify us of your incoming wire
o         Call us                                            o     Instruct your bank to wire your money to us
o         You will be assigned an account number
o         Mail us your application                           BY AUTOMATIC INVESTMENt
o         Instruct your bank to wire your money to us        o     Call or write us for an "Automatic Investment
                                                                   Plan" form
BY ACH PAYMENT                                               o     Complete the form
o         Call or write us for an account application        o     Attach a voided check to your form
o         Complete the application                           o     Mail us the form
o         Call us
o         We will assigned you an account number
o         Mail us your application
o         Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Redemption orders are processed promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o        Prepare a written request including:
o        Your name(s) and signature(s)
o        Your account number
o        The Fund name
o        The dollar amount or number of shares you want to sell
o        How and where to send the redemption proceeds
o        Obtain a signature guarantee (if required)
o        Obtain other documentation (if required)
o        Mail us your request and documentation
BY WIRE
o        Wire redemptions are only available if:
o        You have elected wire redemption privileges AND
o        Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o        Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o        Call us with your request
o        Provide the following information:
o        Your account number
o        Exact name(s) in which account is registered
o        Additional form of identification
o        Redemption proceeds will be:
o        Mailed to you or
o        Wired to you (if you have elected wire redemption privileges - See "By
         Wire")
AUTOMATICALLY
o        Call or write us for an "Automatic Redemption" form
o        Attach a voided check to your form
o        Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o   Sales of over $50,000 worth of shares
     o   Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established automatic investment plan), a Fund may ask you to increase your balance. If the account value is still below $1,000 (or $500 in the case of IRAs or accounts with an established automatic investment plan) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Funds reserve the right to make a redemptions in kind. A Fund makes a redemption in kind it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of another Fund by telephone or in writing. You may also exchange Fund shares for Investor Shares of the Trust's money market funds. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o The names of the Funds from which you are exchanging and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o  Call us with your request
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax advisers. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Funds distribute their net investment income annually and realized net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

The Funds' distributions of net investment income (which include short-term capital gains) are taxable to shareholders as ordinary income. The Funds' distributions of long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares.

Distributions will reduce the net asset value of the Funds' shares by the amount of the distribution. A distribution made shortly after the purchase of shares, although in effect a return of capital, will be taxable to you.

You may incur a capital gain or loss when you sell your shares. The amount of this gain or loss is calculated based on the amount paid for the shares and the value of the shares upon redemption.

The Funds will send you information about the income tax status of distributions paid during the year after the close of the year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are two series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.


FOR MORE INFORMATION                                                                       LOGO

                STATEMENT  OF  ADDITIONAL  INFORMATION  ("SAI") The SAI provides more detailed information about the Funds and is
              incorporated by reference into this Prospectus.                          BIA SMALL-CAP
 You can get a free copy of the SAI, request other information and discuss              GROWTH FUND
        your questions about the Funds by contacting the Funds at:
                                                                                        BIA GROWTH
                         Forum Shareholder Services, LLC                                EQUITY FUND
                               Two Portland Square
                              Portland, Maine 04101
                                  800-XXX-XXXX
                                  207-XXX-XXXX

     You can also review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009
                             Telephone: 800-SEC-0330

            Free copies are available from the Commission's Internet
                         website at http://www.sec.gov.



                 Investment Company Act File No. 811-3023.

                                                            Brown Investment Advisory &
                                                            Trust Company
                                                            19 South Street
                                                            Baltimore, MD 21202
                                                            800-645-3923
                                                            410-637-1880

                       STATEMENT OF ADDITIONAL INFORMATION

                                 JUNE ___, 1999




                            BIA SMALL-CAP GROWTH FUND
                             BIA GROWTH EQUITY FUND


FUND INFORMATION:

         Forum Funds
         Two Portland Square
         Portland, Maine 04101
         (800) ___-____

INVESTMENT ADVISER:


         Brown Investment Advisory & Trust Company
         Furness House
         19 South Street
         Baltimore, Maryland 21202

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04101
         (207) ____-____
         (800) ____-____


This Statement of Additional Information (the "SAI") supplements the Prospectus dated June ___, 1999, as may be amended from time to time, offering shares of BIA Small-Cap Growth Fund and BIA Growth Equity Fund (the "Funds"), two separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting shareholder services at the address or telephone number listed above.

                                TABLE OF CONTENTS

         Glossary ........................................................... 1
1.       Investment Policies and Risks....................................... 2
         A.       Equity Securities...........................................2
         B.       Securities Ratings Information..............................3
         C.       Temporary Defensive Position............................... 4
         D.       Illiquid and Restricted Securities..........................4
         E.       Foreign Securities..........................................5
         F.       Options and Futures........................................ 5
         G.       Borrowing.................................................. 7
H.       Core and Gateway(R)................................................. 8
         I.       Other Investments...........................................8
2.       Investment Limitations.............................................. 8
         A.       Fundamental Limitations.................................... 8
         B.       Nonfundamental Limitations................................. 9
3.       Performance Data and Advertising.................................... 10
         A.       Performance Data........................................... 10
         B.       Performance Calculations................................... 11
         C.       Other Matters.............................................. 13
4.       Management.......................................................... 14
         A.       Trustees and Officers...................................... 15
         B.       Compensation of Trustees and Officers...................... 15
         C.       Investment Adviser......................................... 15
         D.       Distributor................................................ 16
         E.       Other Fund Service Providers............................... 17
5.       Portfolio Transactions.............................................. 19
         A.       How Securities are Purchased and Sold...................... 19
         B.       Adviser Responsibility for Purchases and Sales............. 19
         C.       Securities of Regular Broker-Dealers....................... 21
6.       Additional Purchase and Redemption Information...................... 21
         A.       General Information........................................ 21
         B.       Additional Purchase Information............................ 21
         C.       Additional Redemption Information.......................... 22
         D.       NAV Determination.......................................... 23
         E.       Distributions.............................................. 23
7.       Taxation ........................................................... 23
         A.       Qualification as a Regulated Investment Company............ 23
         B.       Fund Distributions......................................... 24
         C.       Certain Tax Rules Applicable to the Funds Transactions..... 25
         D.       Federal Excise Tax ........................................ 25
         E.       Sale or Redemption of Shares............................... 26
         F.       Withholding Tax............................................ 26
         G.       Foreign Shareholders....................................... 26
         H.       State and Local Taxes...................................... 27
8.       Other Matters....................................................... 27
         A.       The Trust and its Shareholders............................. 27
         B.       Fund Ownership............................................. 28
         C.       Limitations on Shareholders' and Trustees' Liability....... 29
         D.       Registration Statement..................................... 29
Appendix A - Description of Securities Ratings...............................A-1

                                    GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Brown Investment Advisory & Trust Company.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of each Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus for each Fund's investment techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third perty.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Funds invest in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       SECURITY RATINGS INFORMATION

Each Fund's investments in preferred and fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

F.       OPTIONS AND FUTURES

1.       GENERAL

A Fund may purchase or sell (write) put and call options to (1) enhance the Fund's performance or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. A Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter.

A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts. Options and futures are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or option income strategy will achieve its intended result.

Currently, the Funds have no intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract, or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled esclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

A Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. A Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by a Fund would exceed 5% of the Fund's total assets as of the date the option is purchased.

A Fund may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets. In addition positions held by a Fund may not exceed 50% of its total assets.

3.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

G.       BORROWING

1.       GENERAL

The Fund may borrow money in amounts up to 33 1/3 percent of the Fund's total assets for , among other things, the purchase of securities. When a Fund borrows money, it will set aside segregated assets to cover its obligations under the loan. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan, and secure a profit.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Fund buys securities with borrowed funds and the value of the securities declines, a Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transactions approaches the net return on a Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Fund's investment portfolio, a Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by a Fund due to borrowing will depend on what percentage of the Fund's portfolio has been used as collateral for the loan. The greater the percentage borrowed, the greater potential of gain or loss to a Fund.

To help minimize the risks associated with borrowing, a Fund will set aside and maintain, in a segregated account, segregated assets. The account's value, which is marked to market daily, will be at least equal to the Fund's margin commitments.

H.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to a Fund's shareholders.

I.       OTHER INVESTMENTS

Although the Funds do not currently plan to invest in securities other than those referenced in the Prospectus and this SAI, they may invest in a variety of other investments. The Funds' Prospectus and/or SAI will be supplemented, as necessary, to include information regarding the employment of any additional investment strategies and their associated risks.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       BORROWING MONEY

A Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

3.       UNDERWRITING ACTIVITIES

A Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.       CONCENTRATION

A Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (i) investments in U.S. Government Securities, in repurchase agreements covering

U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities or (ii) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

5.       PURCHASES AND SALES OF REAL ESTATE

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6.       PURCHASES AND SALES OF COMMODITIES

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       MAKING LOANS

A Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

8.       DIVERSIFICATION

A Fund is "diversified" as that term is defined in the 1940 Act. A Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       SHORT SALES

A Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.       PURCHASES ON MARGIN

A Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.       ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Funds may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

4.       BORROWING

A Fund may not purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

5.       OPTION CONTRACTS

A Fund may not invest in options contracts regulated by the CFTC except for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund (i) will not hedge more than 50% of its total assets by buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

6.       EXERCISING CONTROL OF ISSUERS

A Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

7.       SECURITIES OF INVESTMENT COMPANIES

A Fund may invest in the securities of any investment company except to the extent permitted by the 1940 Act.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o         The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.
The Funds charge no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                  d  =  the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.
The Funds charge no sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  N     =   number of years
                  ERV   =   ending  redeemable value: ERV is the value, at the
                            end of the applicable  period, of a hypothetical
                            $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           TOTAL                     AVERAGE                            TOTAL
                           INVESTED       $600       PRICE            $15.17           SHARES  41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President        President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                       Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Mark D. Kaplan, Vice President              Director, Investments, Forum Financial Group, LLC since 1995
Born:  August 28, 1955                      Previously,  Managing  Director and Director of Research,  H.M. Payson
Two Portland Square                         & Co. (investment firm)
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------



                                       14


------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended May 31, 2000.

---------------------- ---------------- ------------ ----------------- -------------------------------------
                       Compensation                                    Total Compensation from Trust
Trustee                from Trust(1)    Benefits     Retirement        and Fund Complex(1)
---------------------- ---------------- ------------ ----------------- -------------------------------------
John Y. Keffer
---------------------- ---------------- ------------ ----------------- -------------------------------------
Costas Azariadis
---------------------- ---------------- ------------ ----------------- -------------------------------------
James C. Cheng
---------------------- ---------------- ------------ ----------------- -------------------------------------
J. Michael Parish
---------------------- ---------------- ------------ ----------------- -------------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a fully owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The Adviser is a trust company operating under the laws of Maryland.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services,  FAdS receives a fee from a Fund at an annual rate as follows:
(1) 0.10% of the average daily net assets of the Fund for the first $100 million of Fund assets and (2) 0.075% of the average daily net assets of the Fund for remaining fund assets. FadS charges a minimum fee of $40,000 for its services. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $39,000 ($3,000 for preparation of tax returns) and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions.

The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith , gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $18,000 and $25 per shareholder account. The fee is accrued daily by the Funds and is paid monthly.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       INDEPENDENT AUDITORS

(Name of Independent Auditor), (Address of Independent Auditor), independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (i.e., net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to you ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable toyou in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If you hold shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Fund changes its tax year end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund and amounts retained by a Fund that are designated as undistributed capital gain.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund, distributions from a Fund, the applicability of foreign taxes and related matters.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from a Fund, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Investors Bond Fund                                Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                                 Austin Global Equity Fund
Investors High Grade Bond Fund                     Polaris Global Value Fund
Maine Municipal Bond Fund                          Investors Equity Fund
New Hampshire Bond Fund                            Equity Index Fund
Daily Assets Government Fund(1)                    Small Company Opportunities Fund
Daily Assets Treasury Obligations Fund(1)          International Equities Fund
Daily Assets Cash Fund(1)                          Emerging Markets Fund
Daily Assets Government Obligations Fund(1)        Investors Growth Fund
Daily Assets Municipal Fund(1)                     BIA Small-Cap Growth Fund
Payson Value Fund                                  BIA Growth Equity Fund
Payson Balanced Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggegrate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.
There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of May __, 1999, the officers and trustees of the Trust as a group owned less than 1% of the shares of each Fund.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of May __,

1999, and prior to the public offering of the Funds, Forum Financial Group, LLC, beneficially owned 100% of and may be deemed to control each Fund. It is unlikely, however, that Forum Financial Group, LLC, a limited liability company organized under the laws of Delaware, will continue to control each Fund. "Control" for these purpose is the ownership of 25% or more of a Fund's voting securities.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o         Leading market positions in well-established industries.
o         High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated August 29, 1995 (see Note 1).

(b) By-Laws of Registrant (see Note 2).

(c) See the Sections 2.04 and 2.07 of the Trust Instrument filed as Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note 3).

(2) Investment Advisory Agreement between Registrant and Quadra Capital Partners, L.P. relating to Quadra Growth Fund dated as of December 20, 1996 (see Note 4).

(3) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).

(4) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Small Cap Contrarian Fund dated as of June 14, 1996 (see Note 3).

(5) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (see Note 5).

(6) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see Note 6).

(7) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (see Note 7).

(8) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see
         Note 8).

(9) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (see Note 9).

(10) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Small Company Opportunities Fund dated as of March 30, 1998 (see Note 8).

(11) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (filed herewith).

(e) (1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (see Note 3).

(2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).

(3) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and TaxSaver Bond Fund dated as of June 19, 1997 (see Note 3).

(4) Form of Distribution Agreement undated between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and TaxSaver Bond Fund, undated (see Note 10).

(5) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Emerging Markets Fund, Equity Index Fund, International Equity Fund, Investors Equity Fund, Small Company Opportunities Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (filed herewith).

(6) Form of Distribution Agreement undated between Registrant and Forum Fund Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (filed herewith).

(f)      None.

(g) (1) Custodian Agreement between Registrant and Investors Bank & Trust Company relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 16, 1999 (filed herewith).

(2) Form of Custodian Agreement between Registrant and Forum Trust undated relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (filed herewith).

(3) Form of Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (filed herewith).

(h) (1)  Administration    Agreement   between   Registrant   and   Forum
         Administrative Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New
         Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 3).

(2) Form of Administration Agreement between Registrant and Forum Administrative Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (filed herewith).

(3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations

         Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (filed herewith).

(4) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (filed herewith)

(5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see Note 3).

(6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (filed herewith).

(7) Shareholder Service Plan of Registrant relating to Quadra Growth Fund dated June 19, 1997, amended September 22, 1997 and Form of Shareholder Service Agreement relating to Quadra Growth Fund (see Note 11).

(8) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets
         Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 12).

(9) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 8).

(10) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to Oak Hall Small Cap Contrarian Fund (see Note 8).

(i)      Opinion of Seward & Kissel dated January 5, 1996 (see Note 13).

(j)      Not Applicable.

(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 3).

(m) (1) Rule 12b-1 Plan adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund dated December 5, 1997 (see Note 14).

     (2) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund (see Note 14).

(n) Financial Data Schedules (filed herewith).

(o) 18f-3 plan adopted by Registrant (see Note 3).

Other Exhibits:

         Power of Attorney for James C. Cheng (see Note 1).

         Power of Attorney for Costas Azariadis (see Note 1).

         Power of Attorney for J. Michael Parish (see Note 1).

         Power of Attorney for John Y. Keffer (see Note 8).

---------------

Note:

(1) Exhibit incorporated by reference as filed in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

(2) Exhibit incorporated by reference as filed in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

(3) Exhibit incorporated by reference as filed in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

(4) Exhibit incorporated by reference as filed in post-effective amendment No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646.

(5) Exhibit incorporated by reference as filed in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

(6) Exhibit incorporated by reference as filed in post-effective amendment No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.

(7) Exhibit incorporated by reference as filed in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

(8) Exhibit incorporated by reference as filed in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

(9) Exhibit incorporated by reference as filed in post-effective amendment No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

(10) Exhibit incorporated by reference as filed in post-effective amendment No. 68 via EDGAR on November 30, 1998, accession number 0001004402-98-000620.

(11) Exhibit incorporated by reference as filed in post-effective amendment No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

(12) Exhibit incorporated by reference as filed in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189.

(13) Exhibit incorporated by reference as filed in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

(14) Exhibit incorporated by reference as filed in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

          Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio, and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
         settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Oak Hall Capital Advisors, Inc. and Quadra Capital Partners, Inc. provide as follows:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Forum Investment Advisors, LLC and Polaris provide as follows:

         SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Small Company Opportunities Fund, Investors Growth Fund, and the Institutional, Institutional Service, and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal
         Fund) contained in Parts A and B of PEA #67 and #69 to the Trust's Registration Statement (accession numbers 0001004402-98-000589 and 0001004402-98-000648, respectively), are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Sara M. Morris                      Treasurer                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             Chief Financial Officer               Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David I. Goldstein                  Secretary                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             General Counsel                       Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Mark D. Kaplan                      Director                              Forum Investment Advisors, LLC.
         ----------------------------------- ------------------------------------- ----------------------------------


(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co.(investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in Parts A and B of PEA #64 and #67 to the Trust's Registration Statement (accession numbers 0001004402-98-000421 and 0001004402-98-000589, respectively) are incorporated by reference herein.

         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Adrian L. Asherman                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Downing                     Managing Director, Treasurer          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William A. Macleod                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Thomas M. Pierce                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter E. Robbins                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John H. Walker                      Managing Director, President          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Teresa M. Esposito                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Knox                        Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Harold J Dixon                      Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Laura McDill                        Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Michael R. Currie                   Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William O. Hall, III                Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------


(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of PEA #64 to the Trust's Registration Statement (accession number 0001004402-98-000421), are incorporated by reference herein.

         The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter Vlachos                       Director, President, Treasurer,       Austin Investment Management Inc.
                                             Secretary
         ----------------------------------- ------------------------------------- ----------------------------------


(d)      Oak Hall Capital Advisors, LLP

         The description of Oak Hall Capital Advisors, LLP (investment adviser to Oak Hall Small Cap Contrarian Fund) contained in Parts A and B of PEA #64 to the Trust's Registration statement (accession number 0001004402-98-000421) are incorporated by reference herein.

         The following are the directors and principal executive officers of Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Alexander G. Anagnos                Director, Portfolio Manager           Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Consultant                            American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Financial Advisor                     WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Ed M. Cimilluca                     Co-Chief Executive, Co-Portfolio      Oak Hall Capital Advisors, LLP
                                             Manager
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Morosani                    Co- Chief Executive, Co- Portfolio    Oak Hall Capital Advisors, LLP
                                             Manager
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Charles D. Klein                    Portfolio Manager                     Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Financial Advisor                     WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David P. Steinmann                  Executive Vice President, Director    Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Secretary, Treasurer                  American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Administrator                         WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------


(e)      Smith Asset Management Group, L.P.

         The description of Smith Asset Management Group, L.P. (investment sub-adviser to Quadra Growth Fund and Small Company Stock Portfolio of Core Trust (Delaware) contained in Parts A and B of PEA # 64 and #67 to the Trust's Registration Statement (accession numbers 0001004402-98-000421 and 0001004402-98-000589), are incorporated by reference herein.

         The following are the  directors  and principal  executive  officers of
         Smith  Asset   Management   Group,   L.P.,   including  their  business
         connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen S. Smith                    Chief Executive Officer               Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Partner                               Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen J. Summers                  Partner                               Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chief Executive Officer               Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Sarah C. Castleman                  Partner/Portfolio Manager             Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Partner/Portfolio Manager             Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John D. Brim                        Vice President/Portfolio Manager      Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Vice President/Portfolio Manager      Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------


(f)      Norwest Investment Management, Inc.

         The description of Norwest Investment Management, Inc. ("NIM") (investment adviser to Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, and Small Cap Index Portfolio, each a series of Core Trust (Delaware)) contained in PEA # 67 of the Trust's Registration Statement (accession number 0001004402-98-000589), are incorporated by reference herein.

         The following are the directors and principal executive officers of NIM, including their business connections, which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         P. Jay Kiedrowski                   Chairman, Chief Executive Officer,    Norwest Investment Management,
                                             President                             Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Executive Vice President, Employee    Norwest Bank Minnesota, N.A.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Crestone Capital Management, Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chairman                              Galliard Capital Management, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         James W. Paulsen                     Senior Vice President, Chief         Norwest Investment Management,
                                              Invest Officer                       Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Stephen P. Gianoli                   Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard C. Villars                   Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lee K. Chase                        Senior Vice President                 Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Andrew Owen                         Vice President                        Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------


         ----------------------------------- ------------------------------------- ----------------------------------
         Eileen A. Kuhry                     Investment Compliance Specialist      Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------


(g)      Schroder Capital Management International Inc.

         The description of Schroder Capital Management International Inc. ("SCMI") (investment adviser to International Portfolio, a series of Core Trust (Delaware) and EM Schroder Core, a series of Schroder Capital Funds) contained in Parts A and B of PEA #67 of the Trust's Registration Statement (accession number 0001004402-98-000589), are incorporated by reference herein.

         The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI, which provides investment management services to international clients, located principally in the United States.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David M. Salisbury                  Chairman, Director                    SCMI

                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chief Executive, Director             Schroder Ltd.*
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroders plc.*
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Trustee and Officer                   Schroder Series Trust II
         ----------------------------------- ------------------------------------- ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John A. Troiano                      Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael M. Perelstein                Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroders Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Sharon L. Haugh                      Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Gavin D. L. Ralston                  Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Mark J. Smith                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Senior Vice President      Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jane P. Lucas                        Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David R. Robertson                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Louise Croset                        First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ellen B. Sullivan                    Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Catherine A. Mazza                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              President, Director                  Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Heather F. Crighton                  First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ira Unschuld                         Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Paul M. Morris                       Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Susan B. Kenneally                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom.

(h)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris") (investment adviser to Polaris Global Value Fund) contained in Parts A and B of PEA # 64 of the Trust's Registration Statement (accession number 0001004402-98-000421), are incorporated by reference herein.

         The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Bernard R. Horn, Jr.                President, Portfolio Manager          Polaris Capital Management, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

(i)      Quadra Capital Partners, L.P.

         The description of Quadra Capital Partners, L.P. ("Quadra") (investment adviser to Quadra Growth Fund) contained in Parts A and B of PEA # 64 to the Trust's Registration Statement (accession number 0001004402-98-000421), are incorporated by reference herein.

         The following are the principals of Quadra, including their business connections of a substantial nature. The address of the company is 270 Congress Street, Boston, MA 02210.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Eileen Delasandro                   Chief Executive Officer               Quadra Capital Partners, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Donald Levi                         Chief Operating Officer               Quadra Capital Partners, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Howard Stevenson                    Chairman                              Quadra Capital Partners, Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Sarofim-Rock Professor                Harvard Business School
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Philip Hamilton                     Director of Strategic Planning,       Quadra Capital Partners, Inc.
                                             Compliance Officer
         ----------------------------------- ------------------------------------- ----------------------------------

(j)      Peoples Heritage Bank

         The description of Peoples Heritage Bank ("Peoples") (investment sub-adviser to Investors Equity Fund) contained in Parts A and B of PEA #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), are incorporated by reference herein.

         The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Gary L. Robinson                    Senior Vice President                 Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dorothy M. Wentworth                Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen L. Eddy                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dana R. Mitiguy                     Chief Investment Officer              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Larry D. Pelletier                  Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Carolyn B. May                      Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Kevin K. Brown                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Donald W. Smith                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Gibbons                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Joseph M. Pratt                     Vice President                        Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lucy L. Tucker                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Nancy W. Bard                       Assistant Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Douglas P. Adams                    Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Melanie L. Bishop                   Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeffrey Oldfield                    Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janet E. Milley                     Assistant Vice President              Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

(k)      Peregrine Capital Management, Inc.

         The description of Peregrine Capital Management, Inc. ("Peregrine")(investment sub-adviser to Small Company Value Portfolio, a series of Core Trust (Delaware) contained in Parts A and B of PEA #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), are incorporated by reference herein.

         The following are the directors and principal executive officers of Peregrine, including their business connections, which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         James R. Campbell                   Director                              Peregrine Capital Management,
                                                                                   Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             President, Chief Executive Officer,   Norwest Bank
                                             Director                              Sixth and Marquette Ave.
                                                                                   Minneapolis, MN 55479-0116
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Patricia D. Burns                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Tasso H. Coin                       Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John S. Dale                        Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Julie M. Gerend                     Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William D. Giese                    Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Daniel J. Hagen                     Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Ronald G. Hoffman                   Senior Vice President, Secretary      Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Frank T. Matthews                   Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeannine McCormick                  Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Barbara K. McFadden                 Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Robert B. Mersky                    Chairman, President, Chief            Peregrine Capital Management,
                                             Executive Officer                     Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Gary E. Nussbaum                    Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         James P. Ross                       Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jonathan L. Scharlau                Assistant Vice President              Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jay H. Strohmaier                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Paul E. von Kuster                  Senior Vice President                  Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janelle M. Walter                   Assistant Vice President              Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Paul R. Wurm                        Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         J. Daniel Vendermark                Vice President                        Peregrine Capital Management,
                                                                                   Inc.
                                                                                   Sixth and Marquette Avenue
                                                                                   Minneapolis, MN 55479-1013
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Albert J. Edwards                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Vice President/Marketing              U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
         ----------------------------------- ------------------------------------- ----------------------------------

(a)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of this filing are incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            The Maryland Zoological Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Valleys Planning Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David L. Hopkins, Jr.                Chairman                             Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Westvaco Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Metropolitan Opera Association
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Maryland Historical Society
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Charles W. Cole, Jr.                 Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Bankshares Corporation
                                                                                   and Provident Bank of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman of Investment     The University of Maryland
                                              Committee                            Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Regents                     The University of Maryland
                                                                                   Systems
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               The Governor's Committee on
                                                                                   School Funding
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Investment Committee of Helix
                                                                                   Health System
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman of Investment Committee     France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman                 Baltimore Council on Foreign
                                                                                   Affairs
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Mercy Medical Center
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          St. Mary's Seminary
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Archdiocese of Baltimore
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          W. Alton Jones Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         William C. Baker                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              John Hopkins Hospital
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Community Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jack S. Griswold                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    Armata Partners
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Alex. Brown Realty
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Maryland Historical Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Treasurer                            Washington College
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chair                                Campaign for Washington's College
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Earl L. Linehan                      Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            Woodbrook Capital, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Strescon Industries
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             UMBC Board of Visitors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman Investment Committee        Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Stoneridge, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Sagemaker, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Medical Mutual Liability
                                                                                   Insurance Society of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Heritage Properties, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Mary's Seminary & University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Americas region of Colliers
                                                                                   International
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       France Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The John Hopkins University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Calvert School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Alliance
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Reads, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John J.F. Sherrerd                   Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             C. Brewer and Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              GESU School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Churchill, CPA              Chief Financial Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    Chief Executive Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Financial Services, Inc., Registrant's underwriter, or its affiliate, Forum Fund Services, LLC, serve as underwriter for the following investment companies registered under the Investment Company Act of 1940,as amended:

        The CRM Funds                                  Monarch Funds
        The Cutler Trust                               Norwest Advantage Funds
        Forum Funds                                    Norwest Select Funds
        Memorial Funds                                 Sound Shore Fund, Inc.

(b) The following directors and officers of Forum Financial Services, Inc. or Forum Fund Services, LLC, Registrant's underwriters, hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant
         ----                                -------------------------             ------------------------
         John Y. Keffer                              President                        Chairman, President


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 70 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on March 15, 1999.

                                              FORUM FUNDS


                                              By: /s/ John Y. Keffer
                                                 -----------------------------
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 15, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         ----------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Stacey Hong
         ----------------------------
         Stacey Hong
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         ----------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
           ---------------------------
         John Y. Keffer
         Attorney in Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS



Exhibit 23(d)(11) Form  of  Investment   Advisory   Agreement   between
                  Registrant and Brown Investment Advisory and Trust Company regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated.

Exhibit 23(e)(5)  Distribution  Agreement  between  Registrant and Forum
                  Fund Services, LLC relating to Emerging Markets Fund, Equity Index Fund, International Equity Fund, Investors Equity Fund, Small Company Opportunities Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (filed herewith).

Exhibit 23(e)(6)  Form of Distribution  Agreement between  Registrant and
                  Forum Fund Services, LLC regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated.

Exhibit 23(g)(1)  Custodian  Agreement  between  Registrant and Investors
                  Bank & Trust Company relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated February 16, 1999.

Exhibit 23(g)(2)  Form of  Custodian  Agreement  between  Registrant  and
                  Forum Trust, LLC regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities
                  Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated.

Exhibit 23(g)(3)  Form of Master Custodian Agreement between Forum Trust,
                  LLC and Bankers Trust Company regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated.

Exhibit 23(h)(2)  Form of Administration Agreement between Registrant and
                  Forum Administrative Services, LLC regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated

Exhibit 23(h)(3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC regarding Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated June 19, 1997, as amended December 5, 1997.

Exhibit 23(h)(4) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated.

Exhibit 23(h)(5) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund.

Exhibit (n)       Financial Data Schedules.